Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
eCapex	€ 3,156	€ 3,509
Elimination of proceeds from sales of property, plant and equipment and intangible assets	197	131
Telecommunications licenses	944	1,338
Financed assets	2,569	2,878
Total investments	3,513	4,216
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	117	66
Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	42	510
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,635	1,862
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95	47
Financed assets	117	66
Total investments	1,847	1,975
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	392	529
Elimination of proceeds from sales of property, plant and equipment and intangible assets	75
Telecommunications licenses		297
Total investments	470	826
Spain, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	3
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	369	407
Elimination of proceeds from sales of property, plant and equipment and intangible assets	7	17
Total investments	405	424
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	30
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	449	418
Elimination of proceeds from sales of property, plant and equipment and intangible assets	2	7
Total investments	460	638
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	9	213
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	174	197
Elimination of proceeds from sales of property, plant and equipment and intangible assets	13	1
Total investments	187	198
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	110	132
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	123	80
Elimination of proceeds from sales of property, plant and equipment and intangible assets	6	59
Total investments	129	139
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	126	138
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	3,142	3,493
Elimination of proceeds from sales of property, plant and equipment and intangible assets	197	131
Total investments	3,499	4,200
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	117	66
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Telecommunications licenses	42	510
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	14	16
Total investments	€ 14	€ 16